UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

(To be renamed Fidelity Limited Term Government Fund effective August 1, 2013)

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.45%	$ 1,000.00	$ 997.70	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.69	$ 2.27

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	54.9	55.0
1 - 1.99%	17.1	13.9
2 - 2.99%	7.6	9.5
3 - 3.99%	3.3	3.6
4 - 4.99%	6.6	5.6
5 - 5.99%	5.3	4.3
Greater than 6%	3.9	4.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2013
6 months ago
Years	3.2	4.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2013
6 months ago
Years	2.6	2.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Mortgage Securities 12.5%		Mortgage Securities 11.0%
	CMOs and Other Mortgage Related Securities 13.5%		CMOs and Other Mortgage Related Securities 15.7%
	U.S. Treasury Obligations 62.9%		U.S. Treasury Obligations 62.4%
	U.S. Government Agency Obligations† 10.8%		U.S. Government Agency Obligations† 10.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Futures and Swaps	4.1%	** Futures and Swaps	5.4%

† Includes NCUA Guaranteed Notes

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.6%
Fannie Mae:
0.5% 7/2/15	$ 21,824,000	$ 21,881,026
0.5% 3/30/16	4,522,000	4,514,493
Federal Home Loan Bank:
0.375% 11/27/13	1,330,000	1,331,697
0.875% 12/27/13	350,000	351,409
1% 6/21/17	1,410,000	1,415,381
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		29,494,006
U.S. Treasury Obligations - 62.9%
U.S. Treasury Notes:
0.125% 4/30/15	1,476,000	1,471,272
0.25% 9/30/14	6,668,000	6,672,428
0.25% 1/15/15	7,000,000	6,999,727
0.25% 7/15/15	24,026,000	23,984,699
0.25% 10/15/15	29,438,000	29,350,595
0.25% 4/15/16	598,000	594,029
0.25% 5/15/16	27,000,000	26,803,818
0.375% 11/15/14	10,000,000	10,022,270
0.375% 3/15/15	117,000	117,192
0.375% 1/15/16	5,000,000	4,993,360
0.375% 2/15/16	25,000,000	24,951,175
0.375% 3/15/16	3,000,000	2,992,500
0.5% 10/15/14 (a)	4,564,000	4,582,183
0.625% 4/30/18	3,690,000	3,620,813
0.75% 6/30/17	4,245,000	4,234,388
0.875% 11/30/16	10,834,000	10,915,255
0.875% 4/30/17	16,586,000	16,653,372
0.875% 1/31/18	7,994,000	7,960,897
1% 9/30/16	19,685,000	19,938,759
1% 5/31/18	12,405,000	12,383,676
1.25% 10/31/15	5,500,000	5,614,296
1.375% 11/30/15	11,293,000	11,564,732
1.75% 7/31/15	7,788,000	8,024,070
1.875% 6/30/15	8,900,000	9,185,076
2.125% 11/30/14	5,148,000	5,292,988
2.125% 5/31/15	3,621,000	3,751,132
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 10/31/14	$ 7,948,000	$ 8,188,300
3.5% 2/15/18	6,313,000	7,055,270
TOTAL U.S. TREASURY OBLIGATIONS		277,918,272
Other Government Related - 4.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5503% 12/7/20 (NCUA Guaranteed) (b)	713,814	715,855
Series 2010-R2 Class 1A, 0.5727% 11/6/17 (NCUA Guaranteed) (b)	4,502,325	4,512,861
Series 2011-C1 Class 1A, 0.5302% 2/28/20 (NCUA Guaranteed) (b)	1,063,713	1,064,731
Series 2011-R1 Class 1A, 0.6527% 1/8/20 (NCUA Guaranteed) (b)	1,252,655	1,259,457
Series 2011-R4 Class 1A, 0.5803% 3/6/20 (NCUA Guaranteed) (b)	597,703	599,150
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	652,813
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,685,292
TOTAL OTHER GOVERNMENT RELATED		18,490,159
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $324,214,983)		325,902,437
U.S. Government Agency - Mortgage Securities - 12.5%

Fannie Mae - 1.6%
2.014% 2/1/33 (b)	12,379	12,854
2.039% 12/1/34 (b)	14,125	14,836
2.072% 7/1/35 (b)	6,966	7,350
2.083% 3/1/35 (b)	12,691	13,230
2.117% 10/1/33 (b)	16,458	17,337
2.175% 3/1/35 (b)	2,109	2,186
2.221% 4/1/33 (b)	125,845	130,852
2.332% 3/1/35 (b)	8,629	9,172
2.351% 7/1/36 (b)	54,080	57,243
2.362% 2/1/36 (b)	22,232	23,356
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.415% 11/1/33 (b)	$ 39,852	$ 42,350
2.427% 12/1/32 (b)	62,368	66,371
2.441% 10/1/35 (b)	8,598	8,975
2.526% 10/1/33 (b)	14,490	15,437
2.554% 1/1/35 (b)	68,023	72,293
2.559% 6/1/36 (b)	10,108	10,848
2.596% 3/1/33 (b)	32,661	34,795
2.605% 7/1/34 (b)	9,235	9,780
2.627% 6/1/47 (b)	41,039	44,130
2.647% 2/1/37 (b)	128,101	137,747
2.666% 7/1/35 (b)	15,177	16,128
2.726% 11/1/36 (b)	81,396	87,526
2.764% 4/1/36 (b)	89,378	95,415
2.781% 9/1/36 (b)	31,062	33,391
2.816% 5/1/36 (b)	13,445	14,457
2.954% 12/1/32 (b)	618,238	660,813
3.216% 8/1/35 (b)	194,585	208,474
5% 9/1/22	970,962	1,042,297
5.5% 10/1/20 to 11/1/34	2,365,291	2,573,096
6% 6/1/16 to 10/1/16	13,893	14,553
6.129% 3/1/37 (b)	11,741	12,562
6.5% 6/1/15 to 8/1/36	1,254,232	1,430,331
7% 11/1/14	7,389	7,627
9% 5/1/15 to 2/1/20	28,974	31,559
9.5% 11/1/21	153	164
10.5% 8/1/20	8,858	10,256
11.5% 7/15/19	8,935	10,073
12% 4/1/15	3,741	3,978
12.5% 3/1/16	217	230
		6,984,072
Freddie Mac - 2.2%
1.945% 3/1/35 (b)	33,281	34,815
2.111% 2/1/37 (b)	13,420	14,075
2.167% 6/1/33 (b)	74,622	78,564
2.19% 7/1/35 (b)	323,932	342,108
2.22% 8/1/37 (b)	24,399	25,665
2.229% 3/1/37 (b)	10,314	10,903
2.334% 5/1/37 (b)	23,264	24,761
2.355% 4/1/34 (b)	314,954	334,631
2.375% 5/1/37 (b)	17,351	18,489
2.478% 6/1/37 (b)	8,610	9,137
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.526% 10/1/35 (b)	$ 68,761	$ 73,256
2.528% 11/1/35 (b)	56,397	59,379
2.556% 2/1/36 (b)	3,439	3,685
2.565% 10/1/36 (b)	89,518	95,879
2.574% 6/1/37 (b)	64,527	69,386
2.641% 7/1/35 (b)	71,798	75,504
2.653% 5/1/37 (b)	251,700	268,723
2.668% 5/1/37 (b)	141,948	152,218
2.673% 7/1/35 (b)	75,290	80,959
2.699% 4/1/37 (b)	26,057	27,768
2.72% 4/1/37 (b)	1,662	1,787
3.024% 3/1/33 (b)	2,227	2,371
3.057% 7/1/36 (b)	28,976	30,900
3.287% 10/1/35 (b)	13,620	14,646
3.5% 6/1/42 to 6/1/43	3,974,997	4,100,303
5% 9/1/35	3,005	3,223
5.5% 11/1/18 to 7/1/35	2,874,864	3,094,767
6% 1/1/24	325,415	361,021
6.5% 12/1/21	98,306	109,466
9% 10/1/16 to 12/1/18	8,923	9,640
9.5% 2/1/17 to 12/1/22	16,042	17,385
10% 6/1/18 to 6/1/20	3,884	4,537
10.5% 9/1/20	40	44
12% 10/1/13 to 11/1/19	1,319	1,350
12.25% 11/1/14	468	469
12.5% 11/1/14 to 6/1/19	6,186	6,674
		9,558,488
Ginnie Mae - 8.7%
4% 10/15/24 to 9/15/25	1,344,792	1,444,478
4.3% 8/20/61 (d)	490,459	539,273
4.5% 3/15/25 to 6/15/25	1,147,567	1,237,004
4.515% 3/20/62 (d)	1,876,630	2,098,362
4.53% 10/20/62 (d)	487,321	548,601
4.55% 5/20/62 (d)	3,829,725	4,291,099
4.556% 12/20/61 (d)	2,008,095	2,244,106
4.604% 3/20/62 (d)	1,117,083	1,253,067
4.616% 1/20/62 (d)	637,529	707,565
4.626% 3/20/62 (d)	798,419	895,070
4.649% 2/20/62 (d)	308,098	345,770
4.65% 3/20/62 (d)	1,021,437	1,146,737
4.682% 2/20/62 (d)	409,814	459,901
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.684% 1/20/62 (d)	$ 2,562,324	$ 2,872,600
4.764% 2/20/61 (d)	656,378	729,416
4.804% 3/20/61 (d)	1,340,722	1,493,452
4.834% 3/20/61 (d)	2,375,203	2,648,767
5.47% 8/20/59 (d)	313,531	340,514
5.612% 4/20/58 (d)	739,888	782,923
6% 6/15/36 to 12/20/38	4,730,423	5,244,230
6.5% 8/20/38 to 9/20/38	6,275,214	7,090,947
8% 12/15/23	76,448	88,456
8.5% 1/15/17 to 3/15/17	14,932	16,018
10.5% 1/15/16 to 1/15/18	6,108	6,625
		38,524,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $54,461,014)		55,067,541
Collateralized Mortgage Obligations - 11.8%

U.S. Government Agency - 11.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.23% 4/25/24 (b)	476,085	481,325
Series 2001-38 Class QF, 1.1733% 8/25/31 (b)	104,086	105,828
Series 2002-49 Class FB, 0.7982% 11/18/31 (b)	113,031	113,617
Series 2002-60 Class FV, 1.1933% 4/25/32 (b)	25,147	25,650
Series 2002-74 Class FV, 0.6433% 11/25/32 (b)	779,108	783,424
Series 2002-75 Class FA, 1.1933% 11/25/32 (b)	51,513	52,544
Series 2008-76 Class EF, 0.6933% 9/25/23 (b)	235,272	236,207
Series 2010-15 Class FJ, 1.1233% 6/25/36 (b)	1,552,253	1,585,027
Series 2010-86 Class FE, 0.6433% 8/25/25 (b)	233,006	234,528
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	675,172	723,039
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	116,388	123,585
Series 2002-9 Class PC, 6% 3/25/17	173,493	184,244
Series 2003-74 Class PG, 4.5% 8/25/18	209,503	222,254
Series 2005-19 Class PA, 5.5% 7/25/34	548,765	601,873
Series 2005-27 Class NE, 5.5% 5/25/34	530,000	572,888
Series 2005-52 Class PB, 6.5% 12/25/34	67,642	70,996
Series 2005-64 Class PX, 5.5% 6/25/35	528,672	586,200
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	26,262	27,647
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	$ 28,227	$ 30,235
Series 2003-117 Class MD, 5% 12/25/23	248,471	269,996
Series 2004-95 Class AN, 5.5% 1/25/25	99,754	103,099
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	721,729
Series 2009-14 Class EB, 4.5% 3/25/24	690,000	732,316
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	807,574	120,703
Series 2010-39 Class FG, 1.1133% 3/25/36 (b)	941,382	961,829
Series 2011-67 Class AI, 4% 7/25/26 (c)	248,349	26,435
Series 2013-40 Class PV, 2% 1/25/26	716,596	729,475
Freddie Mac:
floater:
Series 2448 Class FT, 1.1992% 3/15/32 (b)	140,204	142,810
Series 2526 Class FC, 0.5992% 11/15/32 (b)	138,532	138,991
Series 2530 Class FE, 0.7992% 2/15/32 (b)	68,205	68,918
Series 2630 Class FL, 0.6992% 6/15/18 (b)	8,256	8,299
Series 2711 Class FC, 1.0992% 2/15/33 (b)	565,828	574,972
floater planned amortization class Series 2770 Class FH, 0.5992% 3/15/34 (b)	432,835	434,448
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	666,442	689,059
Series 2356 Class GD, 6% 9/15/16	28,322	30,102
Series 2363 Class PF, 6% 9/15/16	33,914	35,819
Series 2376 Class JE, 5.5% 11/15/16	28,943	30,532
Series 2381 Class OG, 5.5% 11/15/16	16,322	17,106
Series 2425 Class JH, 6% 3/15/17	38,076	40,715
Series 2695 Class DG, 4% 10/15/18	600,886	628,697
Series 3415 Class PC, 5% 12/15/37	226,810	245,859
Series 3763 Class QA, 4% 4/15/34	426,584	451,105
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	517,064
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	477,990	550,438
Series 2145 Class MZ, 6.5% 4/15/29	632,512	714,981
Series 2357 Class ZB, 6.5% 9/15/31	327,301	372,301
Series 2582 Class CG, 4% 11/15/17	289,151	291,330
Series 3013 Class VJ, 5% 1/15/14	124,370	125,903
Series 3578, Class B, 4.5% 9/15/24	700,000	752,244
Series 3659 Class EJ 3% 6/15/18	469,211	481,610
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6982% 7/20/37 (b)	$ 258,923	$ 260,286
Series 2008-2 Class FD, 0.6782% 1/20/38 (b)	66,741	67,082
Series 2008-73 Class FA, 1.0582% 8/20/38 (b)	471,667	479,635
Series 2008-83 Class FB, 1.0982% 9/20/38 (b)	488,066	496,758
Series 2009-108 Class CF, 0.7997% 11/16/39 (b)	332,169	334,985
Series 2009-116 Class KF, 0.7297% 12/16/39 (b)	289,988	291,801
Series 2010-9 Class FA, 0.7197% 1/16/40 (b)	432,680	435,294
Series 2010-H17 Class FA, 0.53% 7/20/60 (b)(d)	1,333,643	1,321,401
Series 2010-H18 Class AF, 0.5% 9/20/60 (b)(d)	1,371,115	1,358,441
Series 2010-H19 Class FG, 0.5% 8/20/60 (b)(d)	1,813,210	1,796,809
Series 2010-H27 Series FA, 0.58% 12/20/60 (b)(d)	479,305	476,683
Series 2011-H05 Class FA, 0.7% 12/20/60 (b)(d)	891,456	891,848
Series 2011-H07 Class FA, 0.7% 2/20/61 (b)(d)	1,456,554	1,457,192
Series 2011-H12 Class FA, 0.69% 2/20/61 (b)(d)	1,864,551	1,864,516
Series 2011-H13 Class FA, 0.7% 4/20/61 (b)(d)	763,633	763,959
Series 2011-H14:
Class FB, 0.7% 5/20/61 (b)(d)	835,957	836,361
Class FC, 0.7% 5/20/61 (b)(d)	824,127	824,501
Series 2011-H17 Class FA, 0.73% 6/20/61 (b)(d)	1,054,849	1,056,648
Series 2011-H21 Class FA, 0.8% 10/20/61 (b)(d)	1,100,507	1,105,961
Series 2012-H01 Class FA, 0.9% 11/20/61 (b)(d)	920,006	929,179
Series 2012-H03 Class FA, 0.9% 1/20/62 (b)(d)	607,689	613,820
Series 2012-H06 Class FA, 0.83% 1/20/62 (b)(d)	947,696	953,912
Series 2012-H07 Class FA, 0.83% 3/20/62 (b)(d)	551,380	555,127
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	224,116	228,950
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	170,155	173,259
Series 2010-99 Class PT, 3.5% 8/20/33	221,244	225,850
Series 2011-68 Class EC, 3.5% 4/20/41	934,620	996,240
Series 1999-18 Class Z, 6.25% 5/16/29	1,024,048	1,175,172
Series 2010-H13 Class JA, 5.46% 10/20/59 (d)	4,389,168	4,774,668
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	2,000,561	2,247,592
Series 2010-H17 Class XP, 5.3019% 7/20/60 (b)(d)	2,669,573	3,001,152
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	1,919,705	2,146,585
Series 2012-64 Class KB, 3.3139% 5/20/41 (b)	358,164	390,046
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,969,265)		52,301,709
Commercial Mortgage Securities - 1.7%
	Principal Amount	Value
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	$ 2,010,000	$ 2,064,358
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (b)	1,600,812	1,603,819
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	873,832
Series K710 Class A2, 1.883% 5/25/19	1,497,000	1,511,400
Series K501 Class A2, 1.655% 11/25/16	930,000	949,073
Series K706 Class A2, 2.323% 10/25/18	670,000	691,047
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,652,557)		7,693,529
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $5,057,000)	5,057,027	5,057,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $443,354,819)		446,022,216
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(4,078,315)
NET ASSETS - 100%		$ 441,943,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
95 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 20,913,359	$ (26,922)
Sold
Treasury Contracts
20 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	$ 2,800,625	$ 14,957
		$ 23,713,984	$ (11,965)
The face value of futures purchased as a percentage of net assets is 4.7%
The face value of futures sold as a percentage of net assets is 0.6%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $70,278.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,057,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 608,181
Commerz Markets LLC	2,385,564
Credit Agricole CIB New York Branch	1,612,751
Credit Suisse Securities (USA) LLC	450,504
$ 5,057,000
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 325,902,437	$ -	$ 325,902,437	$ -
U.S. Government Agency - Mortgage Securities	55,067,541	-	55,067,541	-
Collateralized Mortgage Obligations	52,301,709	-	52,301,709	-
Commercial Mortgage Securities	7,693,529	-	7,693,529	-
Cash Equivalents	5,057,000	-	5,057,000	-
Total Investments in Securities:	$ 446,022,216	$ -	$ 446,022,216	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 14,957	$ 14,957	$ -	$ -
Liabilities
Futures Contracts	$ (26,922)	$ (26,922)	$ -	$ -
Total Derivative Instruments:	$ (11,965)	$ (11,965)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 14,957	$ (26,922)
Total Value of Derivatives	$ 14,957	$ (26,922)

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,057,000) - See accompanying schedule: Unaffiliated issuers (cost $443,354,819)		$ 446,022,216
Receivable for investments sold		5,526,510
Receivable for fund shares sold		413,286
Interest receivable		871,664
Receivable for daily variation margin on futures contracts		6,405
Total assets		452,840,081

Liabilities
Payable to custodian bank	$ 2,204,369
Payable for investments purchased	7,467,411
Payable for fund shares redeemed	1,052,897
Distributions payable	3,921
Accrued management fee	167,280
Other affiliated payables	302
Total liabilities		10,896,180

Net Assets		$ 441,943,901
Net Assets consist of:
Paid in capital		$ 438,988,701
Undistributed net investment income		38,429
Accumulated undistributed net realized gain (loss) on investments		261,339
Net unrealized appreciation (depreciation) on investments		2,655,432
Net Assets, for 43,897,614 shares outstanding		$ 441,943,901
Net Asset Value, offering price and redemption price per share ($441,943,901 ÷ 43,897,614 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,069,195

Expenses
Management fee	$ 1,042,766
Independent trustees' compensation	873
Miscellaneous	627
Total expenses before reductions	1,044,266
Expense reductions	(650)	1,043,616
Net investment income (loss)		1,025,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	458,538
Futures contracts	16,239
Total net realized gain (loss)		474,777
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,554,726)
Futures contracts	(11,714)
Total change in net unrealized appreciation (depreciation)		(2,566,440)
Net gain (loss)		(2,091,663)
Net increase (decrease) in net assets resulting from operations		$ (1,066,084)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,025,579	$ 2,370,511
Net realized gain (loss)	474,777	3,056,973
Change in net unrealized appreciation (depreciation)	(2,566,440)	662,684
Net increase (decrease) in net assets resulting from operations	(1,066,084)	6,090,168
Distributions to shareholders from net investment income	(981,747)	(2,462,634)
Distributions to shareholders from net realized gain	(2,669,599)	(7,924,811)
Total distributions	(3,651,346)	(10,387,445)
Share transactions Proceeds from sales of shares	52,234,058	195,350,049
Reinvestment of distributions	3,549,959	10,081,022
Cost of shares redeemed	(107,102,497)	(175,539,569)
Net increase (decrease) in net assets resulting from share transactions	(51,318,480)	29,891,502
Total increase (decrease) in net assets	(56,035,910)	25,594,225

Net Assets
Beginning of period	497,979,811	472,385,586
End of period (including undistributed net investment income of $38,429 and distributions in excess of net investment income of $5,403, respectively)	$ 441,943,901	$ 497,979,811
Other Information Shares
Sold	5,166,724	19,289,157
Issued in reinvestment of distributions	351,484	997,299
Redeemed	(10,596,400)	(17,324,063)
Net increase (decrease)	(5,078,192)	2,962,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.27	$ 10.31	$ 10.31	$ 10.04	$ 9.73
Income from Investment Operations
Net investment income (loss) D	.022	.048	.092	.135	.199	.316
Net realized and unrealized gain (loss)	(.046)	.075	.115	.136	.274	.326
Total from investment operations	(.024)	.123	.207	.271	.473	.642
Distributions from net investment income	(.021)	(.050)	(.090)	(.131)	(.203)	(.332)
Distributions from net realized gain	(.055)	(.173)	(.157)	(.140)	-	-
Total distributions	(.076)	(.223)	(.247)	(.271)	(.203)	(.332)
Net asset value, end of period	$ 10.07	$ 10.17	$ 10.27	$ 10.31	$ 10.31	$ 10.04
Total Return B,C	(.23)%	1.22%	2.06%	2.70%	4.76%	6.72%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.44% A	.47%	.90%	1.33%	1.96%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 441,944	$ 497,980	$ 472,386	$ 511,849	$ 538,834	$ 612,529
Portfolio turnover rate	87% A	138%	315%	221%	347%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2013 the Board of Trustees approved a change in the name of Fidelity Institutional Short-Intermediate Government Fund to Fidelity Limited Term Government Fund effective August 1, 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statement of Operations. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,349,252
Gross unrealized depreciation	(647,370)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,701,882

Tax cost	$ 443,320,334

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $16,239 and a change in net unrealized appreciation (depreciation) of $(11,714) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $808,962, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $627 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $330.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $320.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ISIG-USAN-0713
1.786814.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013